Cash Flow Information - Summary of Investing Activities with Partial Cash Payments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Investing Activities With Partial Cash Payments [Line Items]
Cash paid during the year	$ 8,547	$ 14,537	$ 5,442
Purchase of PPE [Member]
Disclosure Of Investing Activities With Partial Cash Payments [Line Items]
Acquisition of property, plant and equipment	8,657	16,696
Add: Payable for PPE or CIP - Opening	196	355
Less: Payable for PPE or CIP - Ending	(173)	(196)
Less: Prepayment for PPE & CIP - Opening	(561)	(2,388)
Add: Prepayment for PPE & CIP - Ending	428	70
Cash paid during the year	$ 8,547	14,537
Investment Properties [Member]
Disclosure Of Investing Activities With Partial Cash Payments [Line Items]
Acquisition of investment properties		5,197
Less: acquisition by assuming directly related liabilities		(3,375)
Less: noncash other operating income		(60)
Cash paid during the year		$ 1,762